Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

(12) Subsequent Events

The Company evaluates subsequent events that occur after the balance sheet date through the date the financial statements were issued.

On July 26, 2021, the company issued promissory notes to two related parties for $132,979 each, including an original issue discount of $7,979. The notes bear interest at 1% per month on the unpaid principal balance. The notes mature on the earlier of January 26, 2022 or the consummation of the Company’s initial public offering.

(15) Subsequent Events

The Company evaluates subsequent events that occur after the balance sheet date through the date the financial statements were issued.

On April 5, the Company raised $115,000 from the sale of 115,000 shares to an investor.

On April 7, 2021, the Company entered into a Technology License Agreement, under which the Company will license proprietary technology that will enable the expansion of the Company’s service into certain other markets. Under the terms of the license, the Company issued 1,000,000 shares of its common stock to the licensor upon signing. The Company also issued 1,250,000 shares to the licensor in May 2021 upon the filing of a patent application related to the licensed technology. The Company will issue up to 3,450,000 additional shares to the licensor upon the achievement of certain milestones. In addition, the Company has granted stock options for 2,000,000 shares at an exercise price of $1.00 per share that will become exercisable for three years after the end of the fiscal year in which certain sales levels are achieved using the licensed technology. The Company has the option for four years after the achievement of certain milestones to either acquire the technology or acquire the licensor for the purchase price of 4,000,000 of its common shares. Until the Company exercise one of these options, it will share with the licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.

On April 16, 2021, the Company raised $1,166,000 from debt financing and issued 400,000 warrants to the note holder.